Significant Accounting Policies	12 Months Ended
May 31, 2011
Significant Accounting Policies
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP").

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its majority owned subsidiaries and its VIE, New Oriental China and its subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include the valuation allowance for deferred tax assets, allowance for accounts receivable and other current assets, useful lives and impairment of property and equipment, impairment of trademark and goodwill, and share based compensation. Actual results could differ from those estimates.

Business combinations

Business combinations are recorded using the acquisition method of accounting. On June 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From June 1, 2009, the assets acquired, the liabilities assumed, and any non-controlling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, from June 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to June 1, 2009, contingent consideration was not recorded until the contingency was resolved.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.

Short term investments

Short term investments consist of held-to-maturity investment with the maturity of less than one year. All of the Company's held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its held-to-maturity investments for other-than-temporary impairment ("OTTI") based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investments. OTTI below cost is recognized as a loss in the income statement.

Restricted cash

Restricted cash represents RMB deposits in bank accounts as deposits for establishing new school subsidiaries.

Allowance for doubtful accounts

Accounts receivable mainly represent amounts due from the customers of the Group's various subsidiaries. The Group provides an allowance for doubtful accounts equal to the estimated uncollectible amounts. The Group's estimates are based on historical collection experience and a review of the current status of accounts receivable and advances to suppliers. It is reasonably possible that the Group's estimate of the allowances for doubtful accounts will change. Accounts receivable and advances to suppliers are presented net of an allowance for doubtful accounts.

Inventory

Inventory is stated at the lower of cost (average weighted cost method) or market value.

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are generally 50 years and represent the shorter of the estimated usage periods or the terms of the agreements.

Property and equipment, net

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight line basis over the following estimated useful lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease terms or estimated useful lives

Construction in progress

The Group constructs certain of its property and equipment. In addition to cost under the construction contracts, interest cost and external costs directly related to the construction of such facilities, including equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not incur impairment losses on long-lived assets during the years ended May 31, 2009, 2010 and 2011.

Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable at least annually.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

The Group performs the annual impairment tests on May 31 of each year. The Group recognized an impairment loss of nil, US$76 and nil (Note 10) on goodwill and other intangible assets not subject to amortization for the years ended May 31, 2009, 2010 and 2011, respectively.

Acquired intangible assets with definite lives

Acquired intangible assets with definite lives consist of trademark, student base, license and coursewares, and are carried at cost, less accumulated amortization and impairment. Amortization of acquired intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the acquired assets. The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
Student base	5 years
License	3-20 years
Courseware	1 year

Long-term investments

For investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The management regularly evaluates the impairment of the cost method investment based on performance and the financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment. The Group did not incur impairment losses relating to long term investments during the years ended May 31, 2009, 2010 and 2011.

Revenue recognition

Revenue is recognized when earned and is reported net of business taxes, scholarships, and refunds. Business tax amounted to US$9,519, US$14,619 and US$18,966 for the years ended May 31, 2009, 2010 and 2011, respectively. The primary sources of the Company's revenues are as follows:

(a)	Educational programs and services

The educational programs and services consist of language training and test preparation courses, primary and secondary school education and college admission examination retaking training service. Tuition is generally paid in advance and is initially recorded as deferred revenue. Tuition revenue for educational programs and services is recognized proportionately as the instructions are delivered, and is reported net of scholarships, business taxes and related surcharges, and tuition refunds. Students are entitled to a short term course trial period which commences on the date the course begins. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. Tuition refunds have been insignificant in fiscal years 2009, 2010 and 2011. After the trial period, if a student withdraws from a class, usually no refunds will be provided and any collected but unearned portion of the fee is recognized at that time.

The Group also sells online-learning cards primarily to distributors at fixed price after deducting a pre-determined fixed discount to the face value of the cards. Online-learning card sales represent prepaid service fees received from students for e-learning services. The prepaid service fee is recorded as deferred revenue upon receiving the upfront payment. Revenue is recognized upon actual usage of the cards by the students based on the number of minutes the students use the e-learning services, of which the actual usage is tracked by us on an individual basis. Upon the expiration of the online-learning card, which ranges from six months to one year from the date of sale of the card to the distributor, the Group will recognize the remaining unused minutes as revenue.

(b)	Books and others

The Group sells educational books or other educational materials either through its own book stores or websites or through third party distributors. Revenue from sales made through the Group's book stores is recognized upon sales to customers. Revenue through distributors is recognized once the products are sold to the end customers.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated useful life.

Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were US$9,721, US$17,942 and US$21,376 for the years ended May 31, 2009, 2010 and 2011, respectively, and have been included as part of selling and marketing expenses.

Government subsidies

The Group reports government subsidies as miscellaneous income when received from local government authority and are not subject to future return, reimbursement on performance condition. Government subsidies received totaled US$303, US$251 and US$1,028 for the years ended May 31, 2009, 2010 and 2011, respectively.

Foreign currency translation

Effective December 1, 2007, the Group changed its reporting currency from Renminbi ("RMB") to United States dollars ("U.S. dollars"). Assets and liabilities are translated from each subsidiary's functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the year. Prior to December 1, 2007, the Company reported its consolidated balance sheets and consolidated statements of operations and shareholders' equity and cash flows in RMB. The related financial statements and corresponding notes prior to December 1, 2007 have been restated to reflect U.S. dollars ("US$") as the reporting currency for comparison to the financial results for the year ended May 31, 2008. The change in reporting currency is to better reflect the Company's performance and to improve investors' ability to compare the Company's financial results with other publicly traded companies in the education industry and to simplify the Group's earnings release presentation.

The functional currency of the Group excluding the Company and subsidiaries in Hong Kong is RMB. The functional currency of the Company and subsidiaries in Hong Kong is US$. Transactions in other currencies are recorded in each relevant entity's functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are re-measured into the applicable functional currencies at the prevailing rates of exchange on the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recognized in the consolidated statements of operations.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents, restricted cash, and term deposits of the Group included aggregate amounts of US$335,111and US$383,572 at May 31, 2010 and 2011, respectively, which were denominated in RMB.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on a recurring basis as of May 31, 2010 and 2011.

Fair value of financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, short term investments, accounts receivable and amounts due from/to related parties. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, accounts receivable and amount due from/to related parties approximate their fair values due to the short-term maturities of these instruments. The fair value of amounts due from related parties, determined based on the present value using applicable discount rate, approximates the carrying value.

Net income per share

Basic net income per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

From June 1, 2007, the Group elected to adopt an authoritative accounting pronouncement under which the impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on such uncertain income taxes will be classified as a component of the provision for income taxes.

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported as a component of the consolidated statements of changes in equity and comprehensive income.

Share-based compensation

Share-based payment transactions with employees, such as share options, are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis over the requisite service period, with a corresponding addition to paid-in capital. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods are received. The Group uses the Black-Scholes option pricing model to measure the value of options granted to non-employees and employees at each measurement date.

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, and accounts receivable. As of May 31, 2011, substantially all of the Group's cash and cash equivalents, term deposits, and restricted cash were managed by financial institutions with high-credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in PRC. The risk with respect to accounts receivables is mitigated by credit evaluations the Group performs on the Company's customers and ongoing monitoring process on outstanding balances. The Group did not have any customers constituting 10% or more of the consolidated net revenues and accounts receivable in fiscal years 2009, 2010 and 2011.

Noncontrolling interests

Effective June 1, 2009, the Company adopted the authoritative pronouncement issued by FASB, which establishes accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. It clarifies that a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity and should be reported as equity on the financial statements. It requires consolidated net income to be reported at amounts that include the amounts attributable to both the parent and the non-controlling interest. Furthermore, disclosure of the amounts of consolidated net income attributable to the parent and to the non-controlling interest is required on the face of the financial statements.

Recently adopted accounting pronouncements

In May 2009 and February 2010, the FASB issued an authoritative pronouncement regarding recognized and non-recognized subsequent events. This guidance establishes general standards of accounting for and disclosures of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. The guidance is effective on a prospective basis for fiscal years and interim periods beginning after June 15, 2009. The Group adopted this pronouncement effective June 1, 2010, which did not have a significant effect on its financial statement disclosures.

On June 12, 2009, the FASB issued an authoritative pronouncement, which changes how a company determines whether an entity should be consolidated when such entity is insufficiently capitalized or is not controlled by the company through voting (or similar rights). The determination of whether a company is required to consolidate an entity is based on, among other things, the entity's purpose and design and the company's ability to direct the activities of the entity that most significantly impact the entity's economic performance. The pronouncement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2009. The Group adopted this pronouncement effective June 1, 2010, which did not have a significant effect on its consolidated financial position or results of operations.

In January 2010, the FASB issued authoritative guidance to improve disclosures about fair value measurements. This guidance amends previous guidance on fair value measurements to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurement on a gross basis rather than a net basis as currently required. This guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. This guidance is effective for annual and interim periods beginning after December 15, 2009, except for the requirement to provide the level 3 activities of purchases, sales, issuances, and settlements on a gross basis, which will be effective for annual and interim periods beginning after December 15, 2010. Early application is permitted and in the period of initial adoption, entities are not required to provide the amended disclosures for any previous periods presented for comparative purposes. The Group adopted this pronouncement effective June 1, 2010, which did not have a significant impact on its financial condition or results of operations.

Recently issued accounting pronouncements not yet adopted

In April 2010, the FASB issued an authoritative pronouncement regarding the effect of denominating the exercise price of a share-based payment award in the currency of the market in which the underlying equity securities trades and that currency is different from (1) entity's functional currency, (2) functional currency of the foreign operation for which the employee provides services, and (3) payroll currency of the employee. The guidance clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should be considered an equity award assuming all other criteria for equity classification are met. The pronouncement will be effective for interim and annual periods beginning on or after December 15, 2010, and will be applied prospectively. Affected entities will be required to record a cumulative catch-up adjustment for all awards outstanding as of the beginning of the annual period in which the guidance is adopted. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial position or results of operations.

In December 2010, the FASB issued an authoritative pronouncement on when to perform Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts. The amendments in this update modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the guidance is effective for impairment tests performed during entities' fiscal years (and interim periods within those years) that begin after December 11, 2010. Early adoption will not be permitted. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial position or results of operations.

In December 2010, the FASB issued an authoritative pronouncement on disclosure of supplementary pro forma information for business combinations. The objective of this guidance is to address diversity in practice regarding the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805—Business Combinations that enters into business combinations that are material on an individual or aggregate basis. The amendments will be effective for business combinations consummated in periods beginning after December 15, 2010, and should be applied prospectively as of the date of adoption. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure - the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity…) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

•

Fair value of an instrument classified in a reporting entity's shareholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•

For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

•	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition, results of operations, or its financial statement disclosures.

In September 2011, the FASB has issued an authoritative pronouncement related to Testing Goodwill for Impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.